CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Cash, cash equivalents and restricted cash consist of:
Cash and cash equivalents	$ 446	$ 516
Restricted cash (included in other non-current assets)	10	9
Cash, cash equivalents and restricted cash	$ 456	$ 525